ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS

23. ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS

As part of its new strategy with a Morocco and soft wheat focus, the Company initiated in November 2024 a plan for the potential disposal of several assets and businesses. As of December 31, 2024, the Company concluded that the following pending sale transactions met the criteria of classification as held for sale in accordance with Subtopic 205-20 and 360-10:

-	All long-term assets belonging to a durum wheat mill with a capacity of 240 tons per day, located in Casablanca,

-	A wholly owned subsidiary operating in logistic activities.

In January 2025, the Company entered into an agreement for the sale of these two items for total consideration of $29,000. The Company expects to finalize these transactions before the end of May 2025.

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Continued)

The following table presents a summary of the carrying amounts of major classes of assets and liabilities classified as held for sale:

	December 31,
	2024	2023
	(in thousands)
Carrying amounts of major classes of assets included as part of discontinued operations:
Property, plant, and equipment, net	$6,685	$7,066
Goodwill	4,380	4,477
	$11,065	$11,543

Carrying amounts of major classes of assets not included as part of discontinued operations:
Cash and cash equivalents	$-	$23
Accounts receivable, net	139	13
Prepaid expenses and other current assets	119	249
Property, plant, and equipment, net	2,439	2,598
Right-of-use assets	107	121
Other assets, noncurrent	4	4
	$2,808	$3,008

Total assets held for sale	$13,873	$14,551

Carrying amounts of major classes of liabilities included as part of discontinued operations:
Deferred tax liabilities	$404	$443
	$404	$443

Carrying amounts of major classes of liabilities not included as part of discontinued operations:
Lines of credit – working capital	$209	$-
Accounts payable	187	247
Accrued expenses	514	512
Current portion of long-term debt	23	22
Long-term debt	63	88
Deferred tax liabilities, net	174	218
	$1,170	$1,087

Total liabilities held for sale	$1,574	$1,530

The following table presents the major line items constituting pretax profit (loss) of discontinued operations:

	December 31,
	2024	2023	2022
	(in thousands)
Revenues	$11,866	$3,522	$5,840
Cost of sales	(9,045)	(1,461)	(5,675)
Selling, general and administrative expenses	(2,264)	(2,170)	(3,862)
Interest expense	(521)	(538)	(569)
Foreign Exchange loss	(3)	(5)	(5)
Total pretax profit (loss) of discontinued operations	$33	$(652)	$(4,271)

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Continued)

Cash and cash equivalents, as reported in the consolidated statements of cash flows, are reconciled to the balance sheet as follows:

	December 31,
	2024	2023
	(in thousands)
Cash and cash equivalents	$12,231	$23,998
Cash and cash equivalents in held-for-sale assets	-	23
Amounts reported in the consolidated statements of cash flows	$12,231	$24,021